Debt - Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayment of long-term debt		$ 41,345	$ 296,400	$ 506,400
3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Repayment of long-term debt		0	0	73,000
Private Placement Bond | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Repayment of long-term debt	$ 41,100	$ 41,145	0	0
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Stated interest rate		0.875%
Repayment of long-term debt		$ 200	296,400	3,400
Senior Unsecured Notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Stated interest rate		0.375%
Repayment of long-term debt		$ 0	$ 0	$ 430,000